April 16, 2008

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC  20549

Re:	Van Wagoner Funds, Inc.
File Nos. 33-98358; 811-9116
Post-Effective Amendment Filing Pursuant to 497(j)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), I hereby certify on behalf of the Van Wagoner Funds, Inc. that the Prospectus and Statement of Additional Information dated April 11, 2008 that would have been filed pursuant to Rule 497(c) of the 1933 Act do not differ from those filed as part of the Post-Effective Amendment filed electronically on April 11, 2008.

Please do not hesitate to contact me at (415) 835-5020 should you have any questions.

Sincerely,

/s/ Susan Freund
Susan Freund
President, Van Wagoner Funds, Inc.